Segment information (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of Information on Reportable Segments

Information on reportable segments for the year ended March 31, 2024 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	268,230	₹	269,482	₹	253,927	₹	102,177	₹	893,816	₹	4,127	₹	-	₹	897,943
Segment result		59,364		59,163		33,354		12,619		164,500		(371)		(7,726)		156,403
Unallocated										(20,304)		-		-		(20,304)
Segment result total									₹	144,196	₹	(371)	₹	(7,726)	₹	136,099
Finance expense																(12,552)
Finance and other income																23,896
Share of net profit/(loss) of associate accounted for using the equity method																(233)
Profit before tax															₹	147,210
Income tax expense																(36,089)
Profit for the year															₹	111,121
Depreciation, amortization and impairment															₹	34,071

Information on reportable segments for the year ended March 31, 2025 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	281,824	₹	271,972	₹	240,077	₹	94,351	₹	888,224	₹	2,692	₹	-	₹	890,916
Segment result		58,186		61,326		29,434		12,850		161,796		(173)		(195)		161,428
Unallocated										(10,157)		-		-		(10,157)
Segment result total									₹	151,639	₹	(173)	₹	(195)	₹	151,271
Finance expense																(14,770)
Finance and other income																38,202
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																254
Profit before tax															₹	174,957
Income tax expense																(42,777)
Profit for the year															₹	132,180
Depreciation, amortization and impairment															₹	29,579

Information on reportable segments for the year ended March 31, 2026 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	305,571	₹	269,077	₹	244,165	₹	102,340	₹	921,153	₹	6,940	₹	-	₹	928,093
Segment result		62,896		53,138		31,083		14,955		162,072		559		(7,954)		154,677
Unallocated										(3,426)		-		-		(3,426)
Segment result total									₹	158,646	₹	559	₹	(7,954)	₹	151,251
Finance expense																(14,577)
Finance and other income																36,491
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																257
Profit before tax															₹	173,422
Income tax expense																(40,767)
Profit for the year															₹	132,655
Depreciation, amortization and impairment															₹	29,107

Disclosure of Contribution of Revenue More than 10% from Geographical Areas

Revenues from the United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2024		2025		2026
United States of America	₹	512,740	₹	529,943	₹	553,186
United Kingdom		108,613		95,241		97,041
	₹	621,353	₹	625,184	₹	650,227

Disclosure of Unallocated Operating Segments
g)
“Unallocated” within IT Services segment includes:

	Year ended March 31,
	2024		2025		2026
Amortization and impairment expenses on intangible assets (Refer to Note 6)	₹	11,756	₹	7,909	₹	7,787
Change in fair value of contingent consideration (Refer to Note 19)		(1,300)		(169)		49